Income Taxes - Carryforwards and Limitations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Net operating losses subject to expiration	$ 82.5
Research and development credits, operating loss carryforwards	3.4
Unrecognized tax benefits	0.0	$ 0.0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0.0
Minimum
Income taxes
Percentage of change in ownership	50.00%
State
Income taxes
Net operating loss carryforwards amount	$ 280.9	222.4
Net operating losses subject to expiration	91.0
Foreign
Income taxes
Net operating loss carryforwards amount	0.2	0.3
U.S. federal
Income taxes
Net operating loss carryforwards amount	178.2	$ 77.2
Net operating loss carryforwards subject to expiration and IRC Section 382 limitation	$ 1.2
Carryover period	20 years